Stockholders' Equity (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Apr. 19, 2017 USD ($)
Date of Forward Split	Mar. 06, 2017	Mar. 06, 2017
Common stock, par value | $ / shares	$ 0.001	$ 0.001
Common Shares Authorized before split	75,000,000	75,000,000
Common stock shares, authorized	1,125,000,000	1,125,000,000
Foward Split shares after | $ / shares	$ 15	$ 15
Forward Split shares prior | $ / shares	$ 1	$ 1
Stock Issued for before split		6,000,000
Stock Issued, Per share | $ / shares		$ .001
Stock Issued after split | $		$ 90,000,000
Stock Authorized to Issue	1,125,000	1,125,000
Stock Authorized to Issue, Value per share	0.001	0.001
Common Stock Issued and Outstanding	90,000,000	90,000,000
Purchase Price of Pharma Agreement | $			$ 6,000,000
Payable in cash of purchase agreement | $			3,000,000
Amount of financing to be obtained for purchase agreement | $			$ 4,000,000
Closing date of purchase agreement	Sep. 30, 2017
Percentage of Shareholders needed to select all directors of Company	50.00%